Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flow from operating activities
Profit (loss) before taxes		$ (241)	$ 33	$ (304)
Income taxes paid		(53)	(15)	(11)
Interest expense paid		(425)	(312)	(214)
Interest income received		1,022	558	412
Adjustments for non-cash items in operating activities
Depreciation, amortization and impairment		125	189	227
Share-based payments		157	92	43
Provisions excluding credit losses		0	1	1
Provision for credit losses		794	671	506
Net gain from divestment	[1]	0	(190)	0
Net losses from divestment of shares in equity investments		0	7	0
Financial items including fair value effects		75	(282)	(219)
Changes in the assets and liabilities of operating activities
Change in consumer receivables at fair value through OCI		(378)	0	0
Change in consumer receivable at FV through P&L		(413)	(2)	0
Change in consumer receivables		(2,787)	(1,373)	(1,552)
Change in settlement and trade receivables		(32)	197	(172)
Change in notes payable and other borrowings		(32)	(16)	(115)
Change in consumer deposits		2,148	820	1,516
Change in bonds and treasury bills with maturity > 90 days		(852)	286	335
Change in other assets and liabilities		(140)	(77)	355
Cash flow from operating activities		(1,032)	587	808
Cash flow from investing activities
Investments in intangible assets		(27)	(44)	(84)
Investments in property and equipment		(3)	(1)	(1)
Sale of fixed assets		0	0	1
Divestment, net of cash disposed		0	188	0
Net purchase of equity investments		0	11	0
Cash flow from investing activities		(30)	154	(83)
Cash flow from financing activities
New share issuance		191	0	39
Share warrants		0	0	1
Other equity instruments issued		0	142	0
Other equity instruments redeemed		0	0	(24)
Convertible promissory notes redeemed		0	0	(32)
Subordinated debt issued		0	100	75
Subordinated debt redeemed		0	0	(33)
Notes payable and other borrowings issued		903	264	104
Notes payable and other borrowings redeemed		(86)	(169)	(150)
Principal payments of lease liabilities		(20)	(25)	(42)
Cash flow from financing activities		988	312	(62)
Cash flow for the year		(74)	1,053	663
Cash and cash equivalents at the beginning of the year		3,243	2,391	1,694
Cash flow for the year		(74)	1,053	663
Exchange rate difference in cash and cash equivalents		634	(201)	34
Cash and cash equivalents at the end of the year		$ 3,803	$ 3,243	$ 2,391

[1]	Includes reclassification of currency translation effects from other comprehensive income of $18 million in 2024.